SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Foreign Currency Balances
	2012	2011	2010
Year end RMB: US$ exchange rate	6.3086	6.3585	6.6118
Average yearly RMB: US$ exchange rate	6.3116	6.4640	6.7788